Balance Sheet and Income Statement Footnotes (Details Narrative) (10K) - USD ($)				3 Months Ended		12 Months Ended
	Feb. 28, 2019	Feb. 13, 2019	Jan. 11, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Feb. 25, 2019
Net allowance of accounts receivable				$ 128,420		$ 128,420	$ 111,301
Allowance for accounts receivable percentage				40.00%		40.00%
Prepaid expenses and other current assets				$ 6,018		$ 33,751	6,033
Accounts payable				101,022		98,109	80,439
Accrued expenses				99,979		85,440	93,987
Accrued interest				24,979		25,440
Promissory Note-GHS	$ 30,000					30,000
Accrue interest rate	8.00%	10.00%
Debt maturity date description	Full payment on this Note will be due and payable on or before November 28, 2019.
Proceeds from convertible note		$ 103,000		165,000		104,316
Debt instrument face amount		$ 113,300
Maturity date		Nov. 13, 2019
Marketing expenses						242,719	332,986
General and administrative expenses				207,122	171,435	514,467	653,242
Consulting fees				115,940		188,889
Employee compensation expenses						74,322
Accounting and audit fees				37,800		77,396
Employee compensation rent and other expenses				53,382		173,860
Professional fees			$ 400	16,791	9,976	172,127	70,289
Issuance of stock						1,564,194	965,992
Research and development expense				22,113	65,245	338,856	150,451
Interest expense				1,191	$ 1,191	75,632	$ 4,765
Convertible Note 1-GHS						70,664
Transfer Agent [Member]
Issuance of stock						16,187
Michael Aube [Member]
Accrued payroll				$ 75,000		60,000
Nutrition Formulators Inc [Member]
Accounts payable								$ 32,955
Strongbow Advisors, Inc. [Member]
Issuance of stock						73,547
GHS Investments LLC. [Member]
Issuance of stock						30,000
OTC Markets [Member]
Issuance of stock						$ 16,000